Parent Company Activity, Summary of Condensed Balance Sheet (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Cash and due from banks	$ 5,874,561	$ 6,236,749	$ 7,424,593
Investment securities available for sale	5,340,743	4,363,805
Other assets	2,072,810	2,514,855
Total assets	257,776,555	253,201,323
Liabilities [Abstract]
Dividends payable	1,004,642	827,159
Other liabilities	2,571,350	2,576,668
Total liabilities	219,105,585	216,430,669
Capital [Abstract]
Common stock	12,101,480	12,101,480
Retained earnings	22,727,587	20,808,309
Accumulated other comprehensive loss	(26,904)	(7,942)
Total stockholders' equity	38,670,970	36,770,654	$ 34,217,626
Total liabilities and stockholders' equity	257,776,555	253,201,323
Parent Company [Member]
Assets [Abstract]
Cash and due from banks	1,221,351	1,033,992
Investment securities available for sale	529,124	585,968
Other assets	30,207	16,427
Investment in subsidiaries	37,894,930	35,972,759
Total assets	39,675,612	37,609,146
Liabilities [Abstract]
Dividends payable	1,004,642	827,159
Other liabilities	0	11,333
Total liabilities	1,004,642	838,492
Capital [Abstract]
Preferred stock	3,868,807	3,868,807
Common stock	12,101,480	12,101,480
Retained earnings	22,727,587	20,808,309
Accumulated other comprehensive loss	(26,904)	(7,942)
Total stockholders' equity	38,670,970	36,770,654
Total liabilities and stockholders' equity	$ 39,675,612	$ 37,609,146